Investment in Equity Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Aggregated Summarized Financial Information for Equity Method's Investment
The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity accounted joint ventures. The results included are for the Itajai FPSO joint venture and the Libra Joint Venture.

	As at December 31,
	2019 $	2018 $
Current assets	159,045	148,208
Non-current assets	1,122,079	1,189,463
Current liabilities	127,110	139,777
Long-term liabilities	686,371	780,685

	Year ended December 31,
	2019 $	2018 $	2017 $
Revenues	264,266	264,215	90,662
Operating income	134,321	119,774	43,422
Net income	72,022	78,916	28,884